ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2019	2018
Current:
Accounts payable		$854	$463
Accrued & other liabilities		838	585
Deferred revenue	(i)	307	154
Provisions(1)		214	106
Lease liabilities(2)		197	—
Total current		$2,410	$1,308

Non-current:
Lease liabilities(2)		$1,606	$—
Provisions(1)		327	148
Deferred revenue	(i)	246	323
Pension liabilities(3)		148	81
Other liabilities		243	225
Total non-current		$2,570	$777

(1)	Provisions primarily relate to decommissioning liabilities at our Western Canadian natural gas gathering and processing operation.

(2)	The impact of the adoption of IFRS 16 requires the recognition of lease liabilities, including short-term and low-value leases. See Note 3 Significant Accounting Policies for further details.

(3)	See Note 32 Retirement Benefit Plans for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 35, Financial Risk Management.

(i)	Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at our Australian rail operation, for future natural gas and electricity connections at our U.K. regulated distribution operation and for future transportation of gas at our Indian natural gas operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the contracted track access, connections arrangement or gas transportation agreement.